ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND OTHER
Schedule of accounts payable and other

at December 31 (millions of Canadian dollars)	2012	2011

Trade payables	923	696
Fair value of derivative contracts (Note 21)	283	485
Dividends payable	316	301
Regulatory liabilities (Note 8)	100	139
Deferred income tax liabilities (Note 15)	–	81
Other	718	634

	2,340	2,336